Mining Interests (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Mining interests
Amount of consideration		$ 150,000
Impairment charge		$ 0
Tintic Consolidated Metals LLC
Mining interests
Percentage of royalties issued	2.00%
Percentage of buyback right	50.00%
Exercisable term	5 years
Long-term gold price per ounce applied to the cash flow projections 10% lower than management estimates
Mining interests
Additional Impairment charge			$ 18,200
Expected number of contained ounces of gold applied to the cash flow projections 10% lower than management estimates
Mining interests
Long-term gold price per ounce applied to the cash flow projections (as a percent)			10.00%
Additional Impairment charge			$ 9,100
Minimum | Long-term gold price per ounce applied to the cash flow projections 10% lower than management estimates
Mining interests
Long-term gold price per ounce applied to the cash flow projections (as a percent)			10.00%
Cariboo Gold Project
Mining interests
Percentage of net smelter return royalty		5.00%
San Antonio Properties
Mining interests
Gold and silver stream (as a percent)		15.00%
Tintic Properties | Minimum
Mining interests
Percentage of royalty on all refined metals stream		2.00%
Tintic Properties | Maximum
Mining interests
Percentage of royalty on all refined metals stream		2.50%
Trixie Test Mining Properties
Mining interests
Impairment charge			$ 160,500
Net estimated recoverable amount			$ 51,600
Pre-tax real discount rate			10.40%